SHORT-TERM BANK BORROWINGS (Details)	1 Months Ended
	Mar. 31, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥) agreement	Mar. 31, 2024 CNY (¥) agreement	Aug. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SHORT-TERM BANK BORROWINGS
Weighted average interest rate							3.00%	3.20%
Twelve months secured loan facility
SHORT-TERM BANK BORROWINGS
Number of debt arrangements entered | agreement		2	2
Debt term		12 months	12 months			12 months
Maximum credit facility amount		¥ 100,000,000	¥ 100,000,000			¥ 160,000,000
Withdrawal amount under facility agreement		¥ 100,000,000	¥ 100,000,000	¥ 58,619,195	¥ 41,380,805
Percentage of interest bearded under facility agreement		3.00%	3.00%	3.20%	3.20%
Repayment of loan		¥ 100,000,000
Collateral deposits							¥ 215,652,000
Outstanding amount							200,000,000
Twelve months secured loan facility | Subsequent Event
SHORT-TERM BANK BORROWINGS
Repayment of loan	¥ 100,000,000
Short term bank borrowings
SHORT-TERM BANK BORROWINGS
Unused secured loan facility amount							0	¥ 60,000,000
Secured borrowings
SHORT-TERM BANK BORROWINGS
Short-term bank borrowings							¥ 200,000,000	¥ 100,000,000